Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015
C000007070
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 40,568	$ 36,720	$ 34,011	$ 34,370	$ 35,150	$ 34,849	$ 33,066	$ 30,297	$ 27,554	$ 27,634	$ 25,296	$ 23,652	$ 21,517	$ 22,979	$ 26,574	$ 27,875	$ 26,002	$ 26,935	$ 25,182	$ 22,883	$ 20,041	$ 18,268	$ 15,580	$ 19,517	$ 17,420	$ 17,285	$ 16,917	$ 15,274	$ 17,850	$ 16,289	$ 15,837	$ 15,586	$ 14,529	$ 13,782	$ 13,028	$ 12,035	$ 11,740	$ 10,693	$ 10,664	$ 10,878	$ 10,000
C000007071
Account Value [Line Items]
Account Value	$ 204,253	184,851	171,178	172,956	176,839	175,300	166,316	152,352	138,528	138,919	127,138	118,854	108,107	115,426	133,475	139,976	130,552	135,209	126,387	114,826	100,553	91,633	78,144	97,871	87,337	86,641	84,787	76,535	89,434	81,594	79,315	78,048	72,741	68,989	65,204	60,223	58,740	53,489	53,336	54,395	50,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 39,210	36,233	32,616	34,286	33,382	31,445	30,458	27,678	24,683	25,523	23,547	21,956	20,486	21,466	25,812	27,285	25,000	25,030	23,114	21,714	18,921	17,347	14,208	17,976	16,487	16,301	15,661	13,733	16,035	14,971	14,413	14,501	13,638	13,042	12,661	11,968	11,493	11,005	10,724	10,627	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 196,051	181,165	163,082	171,430	166,910	157,225	152,292	138,390	123,417	127,615	117,734	109,782	102,431	107,329	129,058	136,424	124,999	125,148	115,569	108,568	94,604	86,734	71,041	89,881	82,433	81,506	78,305	68,664	80,177	74,857	72,066	72,504	68,189	65,211	63,307	59,841	57,463	55,023	53,621	53,135	50,000
NACC2 Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 41,530	38,409	34,621	36,166	35,315	33,352	31,982	28,928	25,900	26,776	24,624	22,907	21,296	22,389	26,686	27,973	25,194	25,049	23,076	21,734	19,380	17,791	14,759	18,356	16,830	16,549	15,866	13,961	16,143	14,988	14,490	14,601	13,691	13,104	12,711	11,984	11,543	11,115	10,849	10,704	10,000
NACC2 Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 207,648	$ 192,046	$ 173,104	$ 180,829	$ 176,575	$ 166,759	$ 159,909	$ 144,641	$ 129,500	$ 133,882	$ 123,119	$ 114,533	$ 106,482	$ 111,947	$ 133,431	$ 139,863	$ 125,972	$ 125,243	$ 115,379	$ 108,669	$ 96,898	$ 88,955	$ 73,795	$ 91,782	$ 84,150	$ 82,745	$ 79,330	$ 69,804	$ 80,716	$ 74,938	$ 72,450	$ 73,004	$ 68,456	$ 65,520	$ 63,557	$ 59,922	$ 57,715	$ 55,574	$ 54,243	$ 53,521	$ 50,000